GOODWILL - Narrative (Details)	Dec. 31, 2022
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Fair value discount rate	9.00%
Top of range
Disclosure of detailed information about intangible assets [line items]
Fair value discount rate	15.00%